Note 3 - Related Party Transactions (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2015	Sep. 16, 2016	Sep. 16, 2015
Tiber Creek [Member] | Legal and Professional Fees, Non-refundable [Member]
Operating Expenses			$ 85,000			$ 85,000
Related Party Transaction, Amounts of Transaction			80,000			70,000
Accounts Payable, Related Parties, Current	$ 5,000		5,000			15,000
Tiber Creek [Member]
Common Stock, Retain, Upon the Change in Control of the Company							$ 500,000	$ 500,000
Officer [Member]
Related Party Transaction, Amounts of Transaction			2,500
Accounts Payable, Related Parties, Current	12,359		12,359		$ 0	102,172
Operating Expenses	70,660		116,876		707	101,024
Accounts Payable, Related Parties, Current	$ 12,359		$ 12,359			$ 102,172